Gain from Settlement Agreement and Sale of Oil and Gas Properties	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Gain from Settlement Agreement and Sale of Oil and Gas Properties
Gain from Settlement Agreement and Sale of Oil and Gas Properties
During the year ended December 31, 2016, the Company sold undeveloped acreage in Howard County, Texas for $88,800 which was recorded as a gain on sale of oil and gas properties, as there was no remaining book value associated with this property.

During the year ended December 31, 2015, Aurora entered into a Settlement Agreement and Release (the “Settlement Agreement and Release”) to settle the outstanding litigation between Aurora and Trilogy in the case styled Trilogy Operating, Inc. v. Aurora Energy Partners, which was pending in Howard County, Texas (the “Litigation”). Pursuant to the Settlement Agreement and Release, Aurora agreed to assign any and all of its interests in four specified wells located in Glasscock and Howard Counties, those being Wagga Wagga #2, Homar #1, Ballarat ‘185’ #1 and BOA North #5 (collectively, the “Obligation Wells”). The Company has not historically included any production or reserve information in its financial or operational reporting in any of its prior filings for these Obligation Wells.

A separate, but related, lawsuit between Trilogy Operating, Inc. and Aurora Energy Partner dated January 6, 2016 alleged causes of action for a suit on a sworn account, breach of contract and a suit to foreclose on liens regarding the drilling and completion of seven wells. On May 2, 2016, a Joint Motion to Dismiss with Prejudice was granted by the court resulting in the assignment of these seven wells, BOA 12 #1, BOA 12 #3, BOA 12 #4 North, Darwin #1, Darwin #2, Darwin #3 and Wagga Wagga #1. The liabilities associated with these wells exceeded the asset value by $64,824 which was recorded as a gain on legal settlement during the year ended December 31, 2016.

The Company recorded these costs, billed to it by the operator, in 2014 to oil and gas property acquisitions. In accordance with the Company’s impairment policy these costs were charged to impairment expense in the Company’s Consolidated Statement of Operations for the year ending December 31, 2014. Due to continuing litigation the related joint interest payable balance to the operator remained outstanding until the settlement on November 21, 2015. This settlement included the reversal or cancellation of all related outstanding joint interest billings payable to the operator. The Company therefore recorded a $637,248 non-cash gain on the settlement of this matter in the Company’s Consolidated Statement of Operations for the year ending December 31, 2015.